Mitchell Capital All-Cap Growth Fund
FUND SUMMARY MITCHELL CAPITAL ALL-CAP GROWTH FUND
Investment Objective
The Mitchell Capital All-Cap Growth Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Mitchell Capital All-Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee	none
Fee for Redemptions Paid by Wire	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mitchell Capital All-Cap Growth Fund
Management Fees		0.75%
Distribution [and/or Service] (12b-1) Fees		none
Other Expenses	[1]	0.76%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver/Expense Reimbursement		(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.99%
[1]	Estimated for first year of operations.
[2]	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2014, so that the Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expenses limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as "acquired fund fees and expenses"). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This waiver can be terminated only by, or with the consent of, the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years
Mitchell Capital All-Cap Growth Fund	101	426

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.
Principal Investment Strategies
The Fund invests primarily in a portfolio of common stocks that Mitchell Capital Management Co. (the “Adviser”) believes have above average future growth potential relative to their peers. The Fund will invest primarily in U.S. companies without regard to market capitalization or industry segmentation.

In selecting securities for the Fund’s portfolio, the Adviser follows a three-step process. First, the Adviser applies a proprietary screen to parse the universe of available equities down to what it considers to be a manageable list. This screen focuses on debt levels, rate of revenue and earnings growth, earnings stability and specific valuation measures. The Adviser will look at companies that are experiencing improvement in the rate of revenue and earnings growth. Second, the Adviser narrows the list of prospective companies by, among other things, reviewing financial statements, conducting interviews with company management and industry contacts and analyzing competitive advantages. The third step is building a consensus among the portfolio managers to make the decision to invest in the company. The portfolio managers consider the company and its industry growth rate, ability to defend the competitive advantage, diversification of the portfolio and valuation when building a consensus. Once the consensus is built, the portfolio managers determine the amount of the initial purchase.

The Fund may also invest in foreign companies, including companies located in emerging market countries, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs are denominated in U.S. dollars, and trade on U.S. exchanges.

The Adviser will normally seek to construct a diversified portfolio generally consisting of 25-50 securities positions.

The Adviser may sell a security when it determines a company’s fundamentals are deteriorating, valuation exceeds historical ranges and when new opportunities are uncovered.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

Management Risk. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

Growth Stock Risk. Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

Risks of Small and Medium Capitalization Companies. The Fund invests in small and medium sized companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent the Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened.

Sector Risk. Although the Adviser does not expect to concentrate the Fund’s investment in any particular sector, the Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.
Performance
The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.